UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Credit Acceptance Corporation1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1, 2023 to December 31, 2023

Date of Report (Date of earliest event reported): February 9, 2024
Commission File Number of securitizer: 025-00480
Central Index Key Number of securitizer: 0000885550

Douglas W. Busk, Chief Treasury Officer, (248) 353-2700 (ext. 4432)
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☑

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)
Commission File Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

1 Credit Acceptance Corporation, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the auto loan asset class.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
The securitizer has no activity to report.
Explanatory Note:
We have provided all the information required by Rule 15Ga-1 and this Form ABS-15G that can be acquired without unreasonable effort or expense by, among other things, (i) identifying asset-backed securities transactions within the scope of Rule 15Ga-1 for which we are a securitizer (“Covered Transactions”), (ii) reviewing our records for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting from Demand Entities (or confirming that Demand Entities are required to deliver) all Reportable Information within their respective possession.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CREDIT ACCEPTANCE CORPORATION
(Securitizer)

By:	/s/ Douglas W. Busk
Name:	Douglas W. Busk
Title:	Chief Treasury Officer

Date: February 9, 2024